9. Subscription Receivable for Stock to be Issued (Details Narrative) - Private Placement [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Jun. 19, 2018
Shares issued under private placement, Shares	5,755,927
Share price		$ 1.75